NET EARNINGS (LOSS) PER SHARE (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
NET EARNINGS (LOSS) PER SHARE
NOTE 16:-	NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2011	2010	2009
Numerator:

Numerator for basic net earnings per share - Net income (loss)	$(8,527)	$1,130	$(2,107)
Effect of diluting securities	(33)	(69)	(106)

Numerator for diluted net earnings per share - Net income (loss)	$(8,560)	$1,061	$(2,213)

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	4,789	4,768	4,753
Effect of diluting securities (in thousands)	-	66	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	4,789	4,834	4,753

Basic net earnings (loss) per share	$(1.78)	$0.24	$(0.44)

Diluted net earnings (loss) per share	$(1.79)	$0.22	$(0.47)